Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		₩ 2,635,238	₩ 2,029,584
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[1]	932,736	1,808,404
Not Designated as Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		443,027	110,764
Financial assets at fair value through other comprehensive income (debt securities)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		491	0
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		25,273	14,422
Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		909,071	790,162
Long-term/short-term financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		1,728,508	2,062,103
Designated as Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		204,756	55,649
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		10,029,276	9,780,039
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[2]	₩ 3,718,015	₩ 3,224,696

[1]	Equity investments held by the Company are excluded.
[2]	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.